Fixed-asset Impairment (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Public Utility, Property, Plant and Equipment [Line Items]
Fixed-asset impairment (Note 14)	$ 0.0	$ 2.8	$ 2.8	$ 0.0	$ 23.9
Conesville [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed-asset impairment (Note 14)					23.9
Conesville [Member] | Fair Value, Inputs, Level 3 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fair Value					$ 1.1